Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Supplies	$ 3,288	$ 2,907
Oil and byproducts	8,011	6,850
Others	3	12
Inventories	$ 11,302	$ 9,769